Artisan Global Unconstrained Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Artisan Global Unconstrained Fund | Investor
Prospectus [Line Items]
Annual Return [Percent]	11.43%	10.71%	7.59%